Supplemental Cash Flow Information - Schedule of Non-Cash Investing and Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Operating lease right-of-use assets and leasehold land obtained in exchange for operating lease liabilities	$ 28,350	$ 23,197	$ 4,492
Operating lease right-of-use assets resulted from lease modification			646
Settlement of pre-existing debtor relationship in the business combination		10,061	2,607
Payment for mining rigs in form of cryptocurrencies	1,883
Payment for purchase of property, plant and equipment in form of cryptocurrencies	8,000
Borrowing costs capitalized as additional to property, plant and equipment and intangible assets	11,313
Liabilities assumed in connection with production and supply chain payments for mining rigs	11,756
Liabilities assumed in connection with acquisition of property, plant and equipment and intangible assets	9,063	18,355	8,205
Prepayments realized as additions to property, plant and equipment and intangible assets	5,916	9,058
Transfer of inventory to mining rigs	595,895	16,655
Receivable on the proceeds from issuance of ordinary shares			23
Cancellation of repurchased treasury shares	29,967	2,604
Transaction cost-related liabilities assumed in connection with the issuance of the convertible senior notes		1,132
Issuance of senior secured notes, Class A ordinary shares and share options in connection with the Norway Acquisition (Note 5(b))		17,952
Issuance of Class A ordinary shares and share options in connection with the FreeChain Acquisition (Note 5(c))		76,990
Issuance of Class A ordinary shares in connection with the settlement of convertible notes	252,385	111,495
Repayment of borrowings from a related party in cryptocurrencies	$ 50,753